Earnings per share (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) Option	Dec. 31, 2024 Option	Dec. 31, 2023 Option
Share options
Earnings per share
Anti-dilutive share options | Option	477,325	435,578	18,422
LTIP
Earnings per share
Consideration for issuance of share options | $	$ 0